CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	$ (445,724)	$ (407,196)	$ (308,285)
Adjustments for:
Finance income	(8,182)	(971)	(2,930)
Finance costs	10,796	900	4,209
Depreciation of property, plant and equipment	10,173	8,139	6,234
Loss on disposal of property, plant and equipment	481	974	55
Amortization of intangible assets	2,476	1,379	192
Depreciation of right-of-use assets	5,743	4,399	3,507
Fair value (gain)/ loss of warrant liability	(20,900)	6,200	0
Fair value loss of convertible redeemable preferred shares	0	0	79,984
Fair value gains on financial assets measured at fair value change through profit or loss	(593)	0	(47)
Foreign currency exchange loss/(gain), net	9,159	4,867	(66)
Equity-settled share-based compensation expense	34,338	20,158	4,760
Deferred government grant	(307)	(295)	(114)
Cash flows from (used in) operations before changes in working capital	(402,540)	(361,446)	(212,501)
Decrease/(increase) in trade receivables	50,320	24,590	(45,000)
(Increase)/decrease in prepayments, other receivables and other assets	(50,614)	(2,966)	3,366
Decrease/(increase) in other non-current assets	3,661	(1,175)	(3,973)
(Increase)/decrease in collaboration inventories	(8,605)	51	(643)
Government grant received	6,180	80	2,452
Increase/(decrease) in trade payables	25,850	1,805	(4,348)
Increase in other payables and accruals	165,883	140,747	26,932
Increase/(decrease) in other non-current liabilities	(163)	(158)	554
Increase in pledged deposits, net	(15)	(1,060)	(128)
Cash used in operations	(210,043)	(199,532)	(233,289)
Income tax paid	0	0	(278)
Interest income received	5,580	652	3,366
Income tax received	3,709	557	7,391
Interest on lease payments	(527)	(142)	(195)
Net cash used in operating activities	(201,281)	(198,465)	(223,005)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(20,927)	(42,197)	(26,254)
Purchase of intangible assets	(1,348)	(3,207)	(4,029)
Prepayment to collaborator for collaboration assets	(14,810)	(1,708)	(19,493)
Purchase of financial assets measured at fair value through profit or loss	(285,000)	(50,000)	(22,682)
Cash received from withdrawal of financial assets measured at fair value through profit or loss	99,990	50,081	22,682
Cash received from withdrawal of financial assets measured at amortized cost	30,000	0	0
Cash receipts of investment income	1,252	0	47
Proceeds from disposal of property, plant and equipment	0	4	1
Addition in time deposits	(369,971)	(298,107)	(50,000)
Decrease in time deposits	483,617	180,000	75,559
Decrease in pledged deposits	105	0	0
Purchase of financial assets measured at amortized cost	0	(29,849)	0
Net cash used in investing activities	(77,092)	(194,983)	(24,169)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of cash advances from related parties	0	0	(4)
Proceeds from convertible redeemable preferred shares	0	0	160,450
Proceeds from issuance of ordinary shares for initial public offering, net of issuance costs	0	0	450,085
Proceeds from issuance of ordinary shares relating to private placement by GenScript	0	0	12,000
Proceeds from issuance of ordinary shares for follow on public offering, net of issuance costs	377,643	323,440	0
Proceeds from issuance of ordinary shares and warrant relating to private placement for an institutional investor	0	300,000	0
Proceeds from exercise of share options	2,929	4,642	1,464
Payments of expenses for issuance of convertible redeemable preferred shares	0	0	(2,514)
Principal portion of lease payments	(2,596)	(1,419)	(2,602)
Net cash provided by financing activities	377,976	626,663	618,879
NET INCREASE IN CASH AND CASH EQUIVALENTS	99,603	233,215	371,705
Effect of foreign exchange rate changes, net	(2,510)	34	620
Cash and cash equivalents at beginning of year	688,938	455,689	83,364
CASH AND CASH EQUIVALENTS AT END OF YEAR	786,031	688,938	455,689
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances	841,317	858,607	506,073
Less: Pledged deposits	1,270	1,444	384
Time deposits	54,016	168,225	50,000
Cash and cash equivalents as stated in the statement of financial position	786,031	688,938	455,689
Cash and cash equivalents as stated in the statement of cash flows	$ 786,031	$ 688,938	$ 455,689